Notes on the consolidated cash flow statement	12 Months Ended
Dec. 31, 2017
Disclosure Of Consolidated Cash Flow Statement [Abstract]
Notes on the consolidated cash flow statement

Note 6. Notes on the consolidated cash flow statement

The consolidated statement of cash flows was prepared in accordance with IAS 7 and shows the inflow and outflow of cash flows during the reporting year. Cash flows are broken down into cash flows from operating activities, cash flows from investing activities and cash flows from financing activities. The cash flows arising from operating activities are determined by using the indirect method according to IAS 7.18 (b).